Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets and Lease Liabilities [Abstract]
Right-of-Use Assets and Lease Liabilities

7.      Right-of-Use Assets and Lease Liabilities

The Company leases several facilities and data centers under non-cancelable operating leases. These leases have original lease periods expiring between 2023 and 2027. The lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.

	Cost	2023	Cost	2022
		Accumulated Amortization		Accumulated Amortization
Right-of-use assets	$3,833,184	$1,359,281	$1,926,936	$570,482
Net book value		$2,473,903		$1,356,454

Operating lease costs for the year ended December 31, 2023 were $848,849 (2022 – $564,842) and are included in general and administration expenses in the consolidated statements of operations.

As of December 31, 2023, the weighted-average remaining lease term and weighted-average incremental borrowing rate for the operating leases were 2.65 years and 7.52%, respectively (2022 – 3.26 years and 2.35%).

The following shows the future minimum lease payments for the remaining years under the lease arrangement as of December 31, 2023.

2024	$1,095,344
2025	984,848
2026	695,056
2027	43,719
2,818,967
Less: imputed interest*	212,386
2,606,581

Current portion	$975,844
Long-term portion	$1,630,737

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*        Imputed interest represents the difference between undiscounted cash flows and cash flows